Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

(collectively, the “Funds”)

Supplement dated December 23, 2005

to the Equity and Fixed Income Funds

Prospectus dated September 28, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective January 2, 2006 the disclosure under the sub-section entitled “Growth & Income Fund” under the section entitled “Management of the Funds” on page 69 is replaced with the following:

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager has designated research and sector coverage responsibilities and has joint authority over the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities. Kevin A. McCreadie, CFA, is the lead portfolio manager and Daniel G. Lysik, CFA, is the co-portfolio manager for the fund.

>	Mr. McCreadie is solely responsible for determining the fund’s sector allocation. He is the President and Chief Investment Officer of Mercantile Capital Advisors, Inc. (“MCA”) and has been associated with MCA or an affiliate since 2002. Prior to 2002, he was a Partner at Brown Investment Advisory & Trust Company. He has managed the fund since August 2005.

>	Mr. Lysik is a Senior Vice President and has been associated with MCA since November 2005. Prior to November 2005, he was a Partner (2002-2005) and Principal (1997-2002) at Brown Investment Advisory & Trust Company.

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated December 23, 2005

to the Institutional Shares

Prospectus dated September 28, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective January 2, 2006 the disclosure under the sub-section entitled “Growth & Income Fund” under the section entitled “Management of the Funds” on page 84 is replaced with the following:

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager has designated research and sector coverage responsibilities and has joint authority over the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities. Kevin A. McCreadie, CFA, is the lead portfolio manager and Daniel G. Lysik, CFA, is the co-portfolio manager for the fund.

>	Mr. McCreadie is solely responsible for determining the fund’s sector allocation. He is the President and Chief Investment Officer of Mercantile Capital Advisors, Inc. (“MCA”) and has been associated with MCA or an affiliate since 2002. Prior to 2002, he was a Partner at Brown Investment Advisory & Trust Company. He has managed the fund since August 2005.

>	Mr. Lysik is a Senior Vice President and has been associated with MCA since November 2005. Prior to November 2005, he was a Partner (2002-2005) and Principal (1997-2002) at Brown Investment Advisory & Trust Company.